Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000253638 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253638 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253638 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253638 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253638 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000253638 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000253638 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000253639 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253639 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000253639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000253639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000253639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253639 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253639 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253639 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253639 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%